Significant Events - U.S. Solar and Wind Acquisition (Details) CAD in Millions			12 Months Ended
	Oct. 01, 2015 CAD MW	Sep. 01, 2015 CAD MW	Dec. 31, 2016	Dec. 31, 2015 CAD
U.S. Solar and Wind
Assets
Property, plant, and equipment	CAD 217
Inventory (SREC-I)	10
Net working capital	6
Total assets acquired	233
Liabilities
Non-recourse debt	55
Tax equity liability	50
Deferred tax liabilities	18
Decomissioning and restoration provision	4
Total liabilities assumed	127
Total consideration transferred	CAD 106
Increase (decrease) in revenues				CAD 14
Increase (decrease) in earnings, before tax				CAD (6)
Odin Power
Disclosure of detailed information about business combination [line items]
Ownership interest (as a percent)	10000.00%
Capacity of facility (in megawatts) | MW	50
Liabilities
Total consideration transferred	CAD 49
RC Solar
Disclosure of detailed information about business combination [line items]
Ownership interest (as a percent)		10000.00%
Capacity of facility (in megawatts) | MW		21
Liabilities
Total consideration transferred		CAD 55
RC Solar | Minimum
Disclosure of detailed information about business combination [line items]
Term of power purchase arrangement			20 years
RC Solar | Maximum
Disclosure of detailed information about business combination [line items]
Term of power purchase arrangement			30 years